UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5052

Value Line New York Tax Exempt Trust
------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2006

Date of reporting period: January 31, 2006

Item 1.  Reports to Stockholders.

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110
SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729
INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017
LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830
TRUSTEES            Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr
OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Kathleen Bramlage
                    Vice President
                    Jeffrey Geffen
                    Vice President
                    Bradley Brooks
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#535779

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                January 31, 2006
--------------------------------------------------------------------------------
                                   Value Line
                                    New York
                                   Tax Exempt
                                     Trust

                                [VALUE LINE LOGO]

Value Line New York Tax Exempt Trust

To Our Value Line New York
--------------------------------------------------------------------------------

To Our Shareholders:

For the year ended January 31, 2006, the total return of the Value Line New York Tax Exempt Trust was 0.94%. Over the same time period, the Lehman Brothers Municipal Bond Index(1) reported a gain of 2.83%.

In 2005, the municipal market posted its lowest total return in six years. Heavy new issue supply, especially in refunding issues, put price pressures on the market. New bond issuance for 2005 was a record $371 billion. Despite the large supply of new issuance, the municipal market outperformed the taxable fixed income markets.

The Value Line New York Tax Exempt Trust does not invest in municipal bonds that are not rated investment grade. Most junk bonds in the tax-exempt market are issued by municipal airports and are secured by airlines. With bankruptcy filings by Delta and Northwest as well as the threat of higher energy prices, management of the Trust believes there continues to be significant risk in this sector.

The strongest investment grade sector has been tobacco bonds with a 1-year return of 12.13%. The perceived risk associated with this sector continues to add substantial yield. However, recent court rulings have reduced the risk level on the securities, which many market participants have ignored. Management of the Trust believes this is a market sector that is undervalued. The Trust did not own any tobacco bonds at the beginning of its fiscal year; its exposure now is 12 percent of its market value. We anticipate that tobacco issuers may refund their bonds and we will look to maintain our concentration in this sector if that occurs. Going forward, the Trust is taking steps to increase its exposure to sectors which are under-weighted relative to the Lehman Index. Two sectors that the Trust does not have any exposure to are uninsured and long prerefunded bonds. A concerted effort will be made to add to these sectors when market conditions allow it. Another total return trend taking place is the outperformance of larger blocks of bonds. The influence of hedge fund buyers has tremendously increased the value and liquidity of securities with a minimum block size of $1 million. The Trust is currently restructuring its holdings into $1 million bond pieces. The Trust should strongly benefit from this strategy. Puerto Rico bonds, which are exempt in the State of New York, have outperformed New York bonds year to date. The Trust has increased its exposure during the year to Puerto Rico debt, which is now at 20% of its market value in four different issuers. Our goal remains to provide a maximum level of income exempt from all New York and Federal income taxes with a minimum level of risk. Thank you for your investment with us.


                                Sincerely,

                                /s/

                                Jean Bernhard Buttner
                                Chairman and President

March 2, 2006

--------------------------------------------------------------------------------
(1) The Lehman Brothers Broad Based Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

--------------------------------------------------------------------------------
2

                                            Value Line New York Tax Exempt Trust
Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion slowed markedly during the fourth quarter of 2005, with growth coming in at a well-below-trend 1.6%. This modest rate of improvement compares with notably stronger 4.1% rate of growth recorded during the preceding three months. Going forward, we note that growth is stepping strongly in the current quarter, with the U.S. gross domestic product likely to increase by as much as 4% in the period. Thereafter, we would expect some renewed moderation in growth, with GDP growth averaging just over 3%, for the rest of 2006. Our forecast assumes that oil prices will stabilize in the area of $60 a barrel and that there will be no supply interruptions evolving from a deterioration on the global scene.

Helping to sustain this moderate economic improvement are likely to be solid levels of activity in the manufacturing and capital goods sectors and further selective gains in retailing. Such economic growth is likely to be accompanied by moderating demand for housing. A severe housing pullback doesn't seem likely at this point. Once more, inflation should remain relatively subdued.

Moderating gross domestic product growth and accompanying benign rates of inflation would have positive ramifications for the stock and bond markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close by the middle of this year, or before its series of interest-rate increases brings about a premature end to the long business expansion.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

The following graph compares the performance of Value Line New York Tax Exempt Trust to that of the Lehman Brothers Municipal Bond Index. Value Line New York Tax Exempt Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

            Comparison of a Change in Value of a $10,000 Investment
                  in the Value Line New York Tax Exempt Trust
                 and the Lehman Brothers Municipal Bond Index*

[LINE CHART]

                 Value Line New York    Lehman Brothers
Date              Tax Exempt Trust    Municipal Bond Index
---------------  -------------------  --------------------
2/1/1995         $            10,000  $             10,000
4/30/1995                      9,616                 9,778
7/30/1995                      9,838                 9,970
10/30/1995                    10,044                10,221
1/31/1996                     10,165                10,384
4/30/1996                     10,199                10,427
7/30/1996                     10,812                10,992
10/30/1996                    10,866                11,089
1/31/1997                     11,214                11,434
4/30/1997                     11,093                11,396
7/30/1997                     11,359                11,651
10/30/1997                    11,704                11,978
1/31/1998                     11,920                12,194
4/30/1998                     11,817                12,188
7/30/1998                     11,550                11,986
10/30/1998                    11,214                11,766
1/31/1999                     11,210                11,751
4/30/1999                     11,543                12,076
7/30/1999                     11,936                12,503
10/30/1999                    12,150                12,767
1/31/2000                     12,716                13,312
4/30/2000                     12,702                13,328
7/30/2000                     13,106                13,763
10/30/2000                    13,327                14,101
1/31/2001                     13,279                14,098
4/30/2001                     13,425                14,262
7/30/2001                     13,821                14,686
10/30/2001                    14,071                14,937
1/31/2002                     14,185                15,150
4/30/2002                     14,424                15,473
7/30/2002                     14,032                15,216
10/30/2002                    14,490                15,700
1/31/2003                     14,812                16,087
4/30/2003                     14,585                15,887
7/30/2003                     14,795                16,096
10/30/2003                    15,280                16,648
1/31/2004                     15,412                16,868
4/30/2004                     15,372                16,970
7/30/2004                     15,440                17,118
10/30/2004                    15,283                17,070
1/31/2005                     15,556                17,346


* The Lehman Brothers Municipal Bond Index is representative of the broad based fixed income market. It includes long term, investment grade tax exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the index does not reflect expenses which are deducted from the Trust's returns.



Performance Data:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 1/31/06 ..........          0.94%               $10,094
 5 years ended 1/31/06 .........          4.11%               $12,233
10 years ended 1/31/06 .........          4.52%               $15,556

--------------------------------------------------------------------------------

** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.


--------------------------------------------------------------------------------
4

                                            Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

TRUST EXPENSES (unaudited):

Example


As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through January 31, 2006).


Actual Expenses


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes


The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         8/1/05
                                                          value            value           thru
                                                         8/1/05           1/31/06         1/31/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,007.50        $ 7.08
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,018.14        $ 7.12

--------------------------------------------------------------------------------

* Expenses are equal to the Trust's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust
Portfolio Highlights at January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                                          Percentage of
Issue                                                                         Par            Value         Net Assets
----------------------------------------------------------------------   -------------   -------------   --------------
Puerto Rico Electric Power Authority, 5.50%, 7/1/19 ..................    $2,290,000      $2,636,156           10.6%
NYS Tobacco Settlement Financing Corp., 5.50%, 6/1/18 ................     2,000,000       2,184,980            8.8%
NYS Dormitory Authority, School District Building Finance,
 5.00%, 4/1/26 .......................................................     1,825,000       1,918,002            7.7%
Virgin Islands Public Finance Authority, 6.38%, 10/1/19 ..............     1,000,000       1,112,370            4.5%
Port Authority of New York & New Jersey, 3.05%, 5/1/19 ...............     1,100,000       1,100,000            4.4%
Puerto Rico Public Finance Corp., 5.25%, 8/1/31 ......................     1,000,000       1,081,210            4.3%
NYC General Obligations, 3.53%, 8/1/16 ...............................     1,000,000       1,079,710            4.3%
NYS Dormitory Authority, St. Johns University, 5.00%, 7/1/17 .........     1,000,000       1,069,360            4.3%
NYS Urban Development Corp., Refunding Service Contract,
 5.00%, 1/1/20 .......................................................     1,000,000       1,065,980            4.3%
NYS Long Island Power Authority, 5.25%, 12/1/13 ......................       975,000       1,064,086            4.3%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[PIE CHART]

Cash & Other                    3.10%
Municipal Securities           96.90%


--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Municipal Securities

[HORIZONTAL BAR CHART]

New York                 74.9%
Puerto Rico              20.5%
Virgin Islands            4.6%


--------------------------------------------------------------------------------
6

                                            Value Line New York Tax Exempt Trust
Schedule of Investments                              January     31, 2006
--------------------------------------------------------------------------------


   Principal                                                                                       Rating
    Amount                                                                                      (unaudited)      Value
--------------                                                                                 ------------- -------------
LONG-TERM MUNICIPAL SECURITIES (84.9%)
               NEW YORK CITY (4.3%)
 $ 1,000,000   General Obligations Unlimited, Ser. K., FSA Insured, 3.53%, 8/1/16 ..........        Aaa       $ 1,079,710
               NEW YORK STATE (56.2%)
               Dormitory Authority, Revenue:
     975,000   Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18 ............        Aaa         1,037,663
     500,000   Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26 ...............        Aaa           581,385
     500,000   Mental Health Services Facilities Improvement Revenue Bonds, Ser. B,
               AMBAC Insured, 5.00%, 2/15/25 ...............................................        Aaa           525,595
   1,825,000   School District Building Finance, Ser. C, MBIA Insured, 5.00%, 4/1/26 .......        Aaa         1,918,002
   1,000,000   St. Johns University, Ser. A, MBIA Insured, 5.00%, 7/1/17 ...................        Aaa         1,069,360
     300,000   White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18 ...........        AAA*          311,028
     300,000   Energy Research & Development Authority, Revenue Bonds, Pollution Control
               Electric & Gas Co., Ser. D, MBIA Insured, 4.10%, 12/1/15 ....................        Aaa           300,651
     750,000   Environmental Facilities Corp., Personal Income Tax Revenue Bonds,
               Ser. A, 5.00%, 12/15/19 .....................................................        AAA*          803,685
     975,000   Long Island Power Authority, Electric Systems Revenue Bonds, Ser. B,
               XLCA-ICR Insured, 5.25%, 12/1/13 ............................................        AAA         1,064,086
     100,000   Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14 ......        Aaa           107,287
     500,000   Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured,
               5.00%, 8/1/13 ...............................................................        Aaa           536,645
     500,000   Thruway Authority, Personal Income Tax Revenue Bonds, Ser. A,
               5.50%, 3/15/20 ..............................................................        Aa3           553,495
   2,000,000   Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds,
               MBIA-IBC Insured, Ser. A-1, 5.50%, 6/1/18 ...................................        Aaa         2,184,980
               Urban Development Corp.:
   1,000,000   Correctional & Youth Facility Service, Revenue Bonds, Ser. A,
               5.00%, 1/1/27 ...............................................................        AA-*        1,037,560
   1,000,000   Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20 ............        AA-*        1,065,980
     200,000   Voorheesville, Central School District, General Obligations Unlimited,
               FSA Insured, 5.00%, 6/15/17 .................................................        Aaa           213,322
               Westchester Tobacco Asset Securitization Corp., Revenue Refunding:
     200,000   5.00%, 6/1/26 ...............................................................        BBB*          195,986
     500,000   5.13%, 6/1/38 ...............................................................        BBB*          492,585
                                                                                                              -----------
                                                                                                               13,999,295
                                                                                                              -----------
               PUERTO RICO (19.9%)
   3,000,000   Commonwealth Infrastructure Financing Authority, Water & Sewer Revenue
               Bonds, Ser. A, FGIC Insured, 0.00%, 7/1/32 ..................................        Aaa           871,200
   2,290,000   Electric Power Authority, Power Revenue Bonds, Ser. LL, MBIA Insured,
               5.50%, 7/1/19 ...............................................................        Aaa         2,636,156
     350,000   Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J,
               AMBAC Insured, 5.00%, 7/1/36 ................................................        Aaa           374,528
   1,000,000   Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31 ...................        Aaa         1,081,210
                                                                                                              -----------
                                                                                                                4,963,094
                                                                                                              -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust
Schedule of Investments                              January 31, 2006
--------------------------------------------------------------------------------


   Principal                                                                                 Rating
    Amount                                                                                (unaudited)        Value
--------------                                                                           ------------- ----------------
               VIRGIN ISLANDS (4.5%)
$  1,000,000   Public Finance Authority, Revenue, Gross Receipts Taxes, Ser. A,
               6.38%, 10/1/19 ........................................................       BBB*        $  1,112,370
                                                                                                         ------------
               TOTAL LONG-TERM MUNICIPAL SECURITIES
               (Cost $21,125,157) ....................................................                     21,154,469
                                                                                                         ------------
               SHORT-TERM MUNICIPAL SECURITIES (12.0%)
     900,000   Long Island Power Authority, Electric Systems Revenue Bonds, Ser. B-Sub
               Ser. B3, LOC-Westlb AG, 3.05%, 5/1/33 .................................     VMIG1(1)           900,000
   1,000,000   New York City Municipal Water Finance Authority, Water & Sewer System
               Revenue Bonds, Ser. C, FGIC Insured, 3.05%, 6/15/23 ...................     VMIG1(1)         1,000,000
   1,100,000   Port Authority of New York & New Jersey, Special Obligation Revenue
               Bonds, Ser. 2, 3.05%, 5/1/19 ..........................................     VMIG1(1)         1,100,000
                                                                                                         ------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (Cost $3,000,000) ...................................................................        3,000,000
                                                                                                         ------------
               TOTAL MUNICIPAL SECURITIES (96.9%)
               (Cost $24,125,157) ..................................................................       24,154,469
                                                                                                         ------------
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%) ...............................          766,532
                                                                                                         ------------
               NET ASSETS (100.0%) .................................................................     $ 24,921,001
                                                                                                         ------------
               NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
               OUTSTANDING SHARE ($24,921,001 [divided by] 2,570,808 shares outstanding) ...........     $       9.69
                                                                                                         ------------

Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's

(1) Variable rate demand notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2006.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            Value Line New York Tax Exempt Trust
Statement of Assets and Liabilities                   Statement of Operations
at January 31, 2006                            for the Year Ended January 31,
2006
--------------------------------------------------------------------------------


                                                           (In thousands
                                                            except per
                                                           share amount)
                                                          --------------
Assets:
Investment securities, at value
   (Cost -- $21,125) ..................................    $21,154
Short-term investments (Cost -- $3,000) ...............      3,000
Cash ..................................................        604
Interest receivable ...................................        254
Prepaid expenses ......................................         12
Receivable for trust shares sold ......................          2
                                                           -------
     Total Assets .....................................     25,026
                                                           -------
Liabilities:
Dividends payable to shareholders .....................         21
Payable for trust shares repurchased ..................          2
Accrued expenses:
   Advisory fee .......................................         13
   Trustees' Fees .....................................          5
   Other ..............................................         64
                                                           -------
     Total Liabilities ................................        105
                                                           -------
Net Assets ............................................    $24,921
                                                           -------
Net Assets
Shares of beneficial interest, at $0.01 par
   value (authorized unlimited, outstanding
   2,570,808 shares) ..................................    $    26
Additional paid-in capital ............................     24,868
Distributions in excess of net
   investment income ..................................        (19)
Accumulated net realized gain
   on investments .....................................         17
Unrealized appreciation of investments ................         29
                                                           -------
Net Assets ............................................    $24,921
                                                           -------
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($24,921,001 [divided by] 2,570,808) .........    $  9.69
                                                           -------

                                                 (In thousands)
                                                ---------------
Investment Income:
Interest .......................................... $ 1,080
                                                    -------
Expenses:
Advisory fee ......................................     153
Service and distribution plan fee .................      64
Audit and legal fees ..............................      54
Trustees' fees and expenses .......................      21
Custodian fees ....................................      17
Printing and stationery ...........................      15
Transfer agent fees ...............................      13
Insurance .........................................       4
Postage ...........................................       3
Telephone .........................................       3
Other .............................................       7
                                                    -------
   Total Expenses Before Custody Credits
     and Fees Waived ..............................     354
   Less: Custody Credits ..........................      (5)
   Less: Service and Distribution Plan
     Fee Waived ...................................     (10)
                                                    -------
   Net Expenses ...................................     339
                                                    -------
Net Investment Income .............................     741
                                                    -------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net Realized Gain ..............................     508
   Change in Net Unrealized
     Appreciation (Depreciation) ..................    (998)
                                                    -------
Net Realized Gain and Change in
   Net Unrealized Appreciation
   on Investments .................................    (490)
                                                    -------
Net Increase in Net Assets
   from Operations ................................ $   251
                                                    -------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust
Statement of Changes in Net Assets
for the Year Ended January 31, 2006, for the Eleven Months
Ended January 31, 2005* and for the Year Ended February 29, 2004
--------------------------------------------------------------------------------


                                                                                   Eleven Months
                                                                    Year Ended         Ended         Year Ended
                                                                   January 31,      January 31,     February 29,
                                                                       2006            2005             2004
                                                                  -------------   --------------   -------------
                                                                                  (In thousands)
Operations:
 Net investment income ........................................     $    741         $    691        $     885
 Net realized gain on investments .............................          508              525              129
 Change in net unrealized appreciation (depreciation) .........         (998)            (789)             296
                                                                    --------         --------        ---------
 Net increase in net assets from operations ...................          251              427            1,310
                                                                    --------         --------        ---------
Distributions to Shareholders:
 Net investment income ........................................         (741)            (691)            (885)
 Net realized gains ...........................................         (761)            (384)            (565)
                                                                    --------         --------        ---------
Decrease in net assets from distributions
 to shareholders ..............................................       (1,502)          (1,075)          (1,450)
                                                                    --------         --------        ---------
Trust Share Transactions:
 Proceeds from sale of shares .................................        1,873            1,317           10,332
 Proceeds from reinvestment distributions
   to shareholders ............................................        1,045              715              982
 Cost of shares repurchased ...................................       (2,530)          (4,612)         (11,594)
                                                                    --------         --------        ---------
 Net increase (decrease) in net assets from Trust
   share transactions .........................................          388           (2,580)            (280)
                                                                    --------         --------        ---------
Total Decrease in Net Assets ..................................         (863)          (3,228)            (420)
Net Assets:
 Beginning of period ..........................................       25,784           29,012           29,432
                                                                    --------         --------        ---------
 End of period ................................................     $ 24,921         $ 25,784        $  29,012
                                                                    --------         --------        ---------
Distributions in excess of net investment income ..............     $    (19)        $    (19)       $     (19)
                                                                    --------         --------        ---------

* The Trust changed its fiscal year from February to January 31. See Notes to Financial Statements, Note 1E.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                            Value Line New York Tax Exempt Trust
Notes to Financial Statements                        January 31, 2006
--------------------------------------------------------------------------------

1.  Significant Accounting Policies
Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City as well as other regions in which the Trust may invest. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.


(A) Security Valuation: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.


Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) Distributions: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.



The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.


(C) Federal Income Taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.


(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.


Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

(E) Change in Fiscal Year: Effective December 9, 2004, the Trust changed its fiscal year end to January 31.


(F) Representations and Indemnifications: In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.



2. Trust Share Transactions
Transactions in shares of beneficial interest were as follows:


                                             11 Months
                             Year Ended        Ended         Year Ended
                            January 31,     January 31,     February 29,
                                2006            2005            2004
                           -------------   -------------   -------------
                                          (in thousands)
Shares sold ............         186             130          994
Shares issued
  to shareholders
  in reinvestment
  of dividends .........         107              71           96
Shares
  repurchased ..........        (254)           (456)      (1,113)
                                ----            ----       ------
Net increase
  (decrease) ...........          39            (255)         (23)
                                ----            ----       ------


3. Purchases and Sales of Securities
Purchases and sales of municipal securities, excluding short-term securities, were as follows:



                                        Year Ended
                                       January 31,
                                           2006
                                     ---------------
                                      (in thousands)
Purchases:
   Long-term obligations .........   $ 30,936

Maturities or Sales:
   Long-term obligations .........   $ 32,697

4. Income Taxes
At January 31, 2006, information on the tax components of capital is as follows:


                                                   (in thousands)
                                                  ---------------
Cost of investments for tax purposes ...........  $        24,125
                                                  ---------------
Gross tax unrealized appreciation ..............  $           217
Gross tax unrealized depreciation ..............             (188)
                                                  ---------------
Net tax unrealized appreciation
   on investments ..............................  $            29
                                                  ---------------
Undistributed income on
   municipal bonds .............................  $             2
                                                  ---------------
Undistributed long-term capital gains ..........  $            17
                                                  ---------------


--------------------------------------------------------------------------------
12

                                            Value Line New York Tax Exempt Trust
                                                                January 31, 2006
--------------------------------------------------------------------------------

The tax composition of dividends to shareholders for the year ended January 31, 2006, the eleven months ended January 31, 2005 and the year ended February 29, 2004, were as follows:


                                2006        2005       2004
                             ---------   ---------   --------
                                      (in thousands)
Municipal bond
   income ................    $  741      $  691      $  884
Taxable ordinary
   income ................        51           6          29
Long-term
   capital gains .........       710         378         537
                              ------      ------      ------
                              $1,502      $1,075      $1,450
                              ======      ======      ======

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates
An advisory fee of $153,011 was paid or payable to Value Line, Inc. (the "Adviser") for the year ended January 31, 2006. This was computed at an annual rate of 0.60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation.


The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $63,755 were paid or payable to the Distributor under this Plan for the year ended January 31, 2006. Effective December 2, 2005 the Distributor voluntarily waived this fee. The fees waived amounted to $10,457. The Distributor has no right to recoup previously waived amounts.


For the year ended January 31, 2006, the Trust's expenses were reduced by $4,546 under a custody credit arrangement with the custodian.


Certain officers and directors of the Adviser and Value Line Securities, Inc., are also officers and trustees of the Trust. At January 31, 2006 officers and trustees as a group owned 137 shares of beneficial interest in the Trust, representing less than .01% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:




                                                                            Eleven Months
                                                                                Ended
                                                      Year Ended             January 31,
                                                   January 31, 2006             2005*
                                                ---------------------- ----------------------
Net asset value, beginning of period ..........     $     10.19            $     10.41
                                                    -----------            -----------
Income from investment operations:
 Net investment income ........................            0.29                   0.27
 Net gains or losses on securities
  (both realized and unrealized) ..............          ( 0.20)                ( 0.07)
                                                    -----------            -----------
 Total from investment operations .............            0.09                   0.20
                                                    -----------            -----------
Less distributions:
 Distributions from net
  investment income ...........................          ( 0.29)                ( 0.27)
 Distributions from net realized gains ........          ( 0.30)                ( 0.15)
                                                    -----------            -----------
 Total distributions ..........................          ( 0.59)                ( 0.42)
                                                    -----------            -----------
Net asset value, end of period ................     $      9.69            $     10.19
                                                    -----------            -----------
Total return ..................................            0.94%                  1.99%(3)
                                                    -----------            -----------
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ......     $    24,921            $    25,784
Ratio of expenses to average net assets .......            1.39%(1)(2)            1.40%(1)(4)
Ratio of net investment income to
 average net assets ...........................            2.91%                  2.86%(4)
Portfolio turnover rate .......................             131%                    72%(3)



                                                                Years Ended on Last Day of February,
                                                -------------------------------------------------------------------
                                                      2004             2003             2002             2001
                                                ---------------- ---------------- ---------------- ----------------
Net asset value, beginning of period ..........    $   10.47        $   10.25        $   10.08        $    9.37
                                                   ---------        ---------        ---------        ---------
Income from investment operations:
 Net investment income ........................         0.31             0.35             0.38             0.42
 Net gains or losses on securities
  (both realized and unrealized) ..............         0.14             0.39             0.17             0.71
                                                   ---------        ---------        ---------        ---------
 Total from investment operations .............         0.45             0.74             0.55             1.13
                                                   ---------        ---------        ---------        ---------
Less distributions:
 Distributions from net
  investment income ...........................       ( 0.31)          ( 0.35)          ( 0.38)          ( 0.42)
 Distributions from net realized gains ........       ( 0.20)          ( 0.17)              --               --
                                                   ---------        ---------        ---------        ---------
 Total distributions ..........................       ( 0.51)          ( 0.52)          ( 0.38)          ( 0.42)
                                                   ---------        ---------        ---------        ---------
Net asset value, end of period ................    $   10.41        $   10.47        $   10.25        $   10.08
                                                   ---------        ---------        ---------        ---------
Total return ..................................         4.51%            7.38%            5.54%           12.28%
                                                   ---------        ---------        ---------        ---------
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ......    $  29,012        $  29,432        $  29,202        $  29,388
Ratio of expenses to average net assets .......         1.37%(1)         1.29%(1)         1.28%(1)         1.13%(1)
Ratio of net investment income to
 average net assets ...........................         3.03%            3.39%            3.76%            4.29%
Portfolio turnover rate .......................           61%              53%              66%              49%

* The Trust changed its fiscal year from February to January 31. See Notes to Financial Statements, Note 1E.


(1) Ratio reflects expenses grossed up for custody credit arrangements. The ratio of expenses to average net assets net of custody credits would have been 1.37%, 1.40%, 1.37%, 1.28%, 1.27% and 1.12%, respectively, as of
      January 31, 2006, January 31, 2005, February 29, 2004, February 28, 2003,
      February 28, 2002 and February 28, 2001.


(2) Ratio reflects expenses grossed up for the voluntary fee waiver of the service and distribution plan by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 1.35% as of January 31, 2006.


(3)   Not annualized


(4) Annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            Value Line New York Tax Exempt Trust

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Value Line New York Tax Exempt Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line New York Tax Exempt Trust (the "Trust") at January 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


March 24, 2006

--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust
Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------


During the year ended January 31, 2006, the Trust paid to shareholders $0.2902 per share from net investment income. Substantially all of the Trust's dividends from net investment income were exempt-interest dividends, and are 100% free of Federal income tax and free from New York State and New York City income tax. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested if you are a corporation, partnership, estate, trust or an individual who is not a resident of New York State that you consult your own tax adviser with respect to those taxes.

During the year ended January 31, 2006, the Trust paid to shareholders $0.2981 per share of long-term capital gains.

--------------------------------------------------------------------------------
16

                                            Value Line New York Tax Exempt Trust

Management of the Trust
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

                                                               Principal
                                                               Occupation                         Other
                                                 Length of     During the                         Directorships
Name, Address, and Age       Position            Time Served   Past 5 Years                       Held by Trustee
---------------------------- ------------------- ------------- ---------------------------------- -----------------
Interested Trustee*
----------------------------
Jean Bernhard Buttner        Chairman of the     Since 1987    Chairman, President and Chief      Value Line, Inc.
Age 71                       Board of Trustees                 Executive Officer of Value Line,
                             and President                     Inc. (the "Adviser") and Value
                                                               Line Publishing, Inc. Chairman
                                                               and President of each of the 14
                                                               Value Line Funds and Value
                                                               Line Securities, Inc. (the
                                                               "Distributor").
---------------------------- ------------------- ------------- ---------------------------------- -----------------
Non-Interested Trustees*
----------------------------
John W. Chandler             Trustee             Since 1991    Consultant, Academic               None
18 Victoria Lane                                               Search Consultation Service,
Lanesboro, MA 01237                                            Inc. 1992-2004; Trustee Emeritus
Age 82                                                         and Chairman (1993-1994) of
                                                               the Board of Trustees of Duke
                                                               University; President Emeritus,
                                                               Williams College.
---------------------------- ------------------- ------------- ---------------------------------- -----------------
Frances T. Newton            Trustee             Since 2000    Customer Support Analyst,          None
4921 Buckingham Drive                                          Duke Power Company.
Charlotte, NC 28209
Age 64
---------------------------- ------------------- ------------- ---------------------------------- -----------------
Francis C. Oakley            Trustee             Since 2000    Professor of History,              Berkshire Life
54 Scott Hill Road                                             Williams College, 1961 to 2002;    Insurance
Williamstown, MA 01267                                         Professor Emeritus since 2002;     Company of
Age 74                                                         President Emeritus since 1994      America
                                                               and President, 1985-1994;
                                                               Chairman (1993-1997) and
                                                               Interim President (2002-2003)
                                                               of the American Council of
                                                               Learned Societies. Trustee since
                                                               1997 and Chairman of the Board
                                                               since 2005, National Humanities
                                                               Center.
---------------------------- ------------------- ------------- ---------------------------------- -----------------
David H. Porter              Trustee             Since 1997    Visiting Professor of Classics,    None
5 Birch Run Drive                                              Williams College, since 1999;
Saratoga Springs, NY 12866                                     President Emeritus, Skidmore
Age 70                                                         College since 1999 and President,
                                                                1987-1998.
---------------------------- ------------------- ------------- ---------------------------------- -----------------

--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust
Management of the Trust
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation                           Other
                                                   Length of     During the                           Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                         Held by Trustee
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Paul Craig Roberts           Trustee               Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                  Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Nancy-Beth Sheerr            Trustee               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                              Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                               since 2004; Senior Financial
Age 57                                                           Advisor, Hawthorn, 2001-2004.
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Officers
----------------------------
Kathleen Bramlage            Vice President        Since 2005    Portfolio Manager with
Age 46                                                           the Adviser since 2005; analyst
                                                                 (part-time) with Loop Capital
                                                                 Markets, LLC 1999-2005.
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Jeffrey Geffen               Vice President        Since 2004    Portfolio Manager with
Age 56                                                           the Adviser.
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Bradley Brooks               Vice President        Since 2001    Portfolio Manager with
Age 43                                                           the Adviser.
---------------------------- --------------------- ------------- ------------------------------------ -------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 48                       Secretary and                       Compliance Officer of the
---------------------------- --------------------- ------------- ------------------------------------ -------------------
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor. Vice
                                                                 President, Secretary, and Chief
                                                                 Compliance Officer of each of
                                                                 the 14 Value Line Funds.
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Stephen R. Anastasio         Treasurer             Since 2005    Controller of the Adviser until
Age 46                                                           2003; Chief Financial Officer of
                                                                 the Adviser 2003-2005; Treasurer
                                                                 of the Adviser since 2005.
---------------------------- --------------------- ------------- ------------------------------------ -------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                 Secretary of the Adviser.
                                                                 Director and Vice President
                                                                 of the Distributor.
---------------------------- --------------------- ------------- ------------------------------------ -------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017. The Trust's Statement of Additional Information
(SAI) includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-800-243-2729.

--------------------------------------------------------------------------------
18

                                            Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2006 $19,455

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 $7,100

      (d)   All Other Fees - None

      (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

      (e)   (2) Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 $7,100

      (h)   Not applicable.


Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner, President
      ------------------------------
      Jean B. Buttner, President


Date: April 7, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      -------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: April 7, 2006
      ------------------------